Notes Payable and Debt and Financing Arrangements - Letter of credit summary (Details) - USD ($) $ in Thousands	Mar. 31, 2016		Dec. 31, 2015		Dec. 31, 2014
Letter of credit facility
Line of Credit Facility [Line Items]
Available letter of credit facilities - commitments	$ 4,503,617	[1]	$ 4,463,041	[1],[2],[3]	$ 3,575,000	[2],[3]
Available letter of credit facilities - in use	$ 2,548,085		$ 2,515,653	[1],[3],[4]	$ 1,790,561	[3]
Collateralized by certain assets of the Company's investment portfolio	51.30%	[1]	50.90%	[1],[3]	66.20%	[3]
Revolving credit facility
Line of Credit Facility [Line Items]
Available letter of credit facilities - commitments	$ 1,400,000		$ 1,400,000		$ 1,600,000
Available letter of credit facilities - in use	$ 526,500		$ 527,100		$ 606,100

[1]	As of March 31, 2016 and December 31, 2015, there were fifteen available credit facilities
[2]	As of December 31, 2015 and December 31, 2014 the stated portion of allowable credit facilities permitted to be utilized for revolving loans was $1.4 billion and $1.6 billion, respectively. However, as of December 31, 2015 and December 31, 2014, $527.1 million and $606.1 million, respectively, of such facilities' limits were utilized to issue letters of credit, leaving $822.9 million and $968.9 million, respectively, available either to issue additional letters of credit or to support other operating or financing needs under these particular facilities.
[3]	As of December 31, 2015 and December 31, 2014, there were fifteen and eight available credit facilities, respectively.
[4]	As of March 31, 2016 and December 31, 2015 the stated portion of allowable credit facilities permitted to be utilized for revolving loans was $1.4 billion. However, as of March 31, 2016 and December 31, 2015, $526.5 million and $527.1 million, respectively, of such facilities' limits were utilized to issue letters of credit, leaving $823.5 million and $822.9 million, respectively, available either to issue additional letters of credit or to support other operating or financing needs under these particular facilities.